Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2024
Ordinary Shares [Abstract]
Schedule of Ordinary Shares

Issued and fully paid:

	Number of	Ordinary
	shares	Shares
		$’000
As of 1 January 2023	25,440,000	3
Issuance of ordinary shares	12,717,391	1
Conversion of Series A convertible preferred shares	14,560,000	1
Conversion of Financial liabilities at FVTPL	42,983,414	5
As at 31 December 2023	95,700,805	10
Exercise of share options	131,268	—
Vesting of RSUs	15,000	—
Cancel of ordinary shares	(2)	—
As at 31 December 2024	95,847,071	10